Personnel and related taxes - Summary of Personnel and Related Taxes (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 28, 2022	Dec. 31, 2021
Disclosure of Personnel and related taxes [Abstract]
Payment of Employee profit sharing	$ 10,239	$ 31,153
Cash Contributions made to the defined plan			$ 0
Employee profit sharing, payable			$ 890